UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 98.52%					$260,769,598
(Cost $286,526,406)

California 87.58%					231,810,243
ABAG Finance Auth. for Nonprofit Corps,
Health Fac Rev Inst. on Aging	5.650	08/15/38	A+	1,000	832,850
San Diego Hosp Assn Ser 2001A	6.125	08/15/20	A-	2,000	1,783,540
Anaheim Public Financing Auth.,
Rev Lease Cap Apprec Sub Pub Imp Proj Ser 1997C
(D)	Zero	09/01/18	AAA	3,000	1,754,550
Anaheim, City of,
Rev Ref Cert of Part Reg Convention Ctr (D)(P)	8.830	07/16/23	AA	2,000	2,047,920
Antioch Public Financing Auth.,
Reassmt. Rev., Sub. Ser. B (G)	5.850	09/02/15	BB+	1,375	1,283,095
Bay Area Toll Auth.,
Rev Ref Toll Bridge Ser 2007F	5.500	04/01/43	AA	5,000	4,775,100
Belmont California Community Facilities District,
Rev Special Tax Dist. No. 2000-1 Library Proj. Ser.
2004A (D)	5.750	08/01/24	A1	1,000	1,046,340
California County Tobacco Securitization Agency,
Rev Asset Backed Bond Fresno County Funding Corp.	6.000	06/01/35	BBB	1,765	1,280,843
Rev Asset Backed Bond Kern County Corp Ser 2002A	6.125	06/01/43	BBB	5,000	3,616,900
Rev Asset Backed Bond Los Angeles County (Zero to
12-1-10 then 5.250%)	Zero	06/01/21	Baa3	5,000	3,158,400
Rev Asset Backed Bond Stanislaus Fdg Ser 2002A	5.500	06/01/33	Baa3	1,000	763,140
California Educational Facilities Auth.,
Rev College & Univ Proj	5.000	02/01/26	Baa3	4,525	3,219,085
Rev Ref Pooled College & Univ Financing Ser 1993B	6.125	06/01/09	Baa2	5	5,016
Rev Ref Woodbury Univ	5.000	01/01/25	BBB-	1,800	1,305,522
Rev Ref Woodbury Univ	5.000	01/01/30	BBB-	2,000	1,347,740
Rev University of San Diego Ser 2002A	5.500	10/01/32	A2	1,435	1,395,896
California Health Facilities Financing Auth.,
Providence Health & Services Ser C	6.500	10/01/33	AA	1,000	1,006,310
Rev Catholic Health Care West Ser 2004G	5.250	07/01/23	A	1,000	882,390
Rev Kaiser Permanente Ser. A	5.250	04/01/39	A+	2,500	2,004,825
California Infrastructure & Economic Development,
Rev J. David Gladstone Inst. Proj.	5.250	10/01/34	A-	1,000	855,500
Rev Kaiser Hosp Asst I LLC Ser 2001A	5.550	08/01/31	A+	3,000	2,555,790
Rev Performing Arts Center	5.000	12/01/27	A	500	458,065
California Municipal Finance Auth.,
Rev Ref American Heritage Education Foundation Proj
Ser 2006A	5.250	06/01/26	BBB-	1,000	718,100
California Pollution Control Financing Auth.,
Rev Poll Control Pacific Gas & Electric Ser 1996A (D)	5.350	12/01/16	AA	1,000	944,680
Rev Solid Waste Disp Mgmt Inc Proj Ser 2005C	5.125	11/01/23	BBB	2,000	1,425,680
Rev Solid Waste Disposal Keller Canyon Landfill Co
Proj	6.875	11/01/27	BB-	2,000	1,566,360
California Public Works Board,
Rev Lease Dept of Corrections Ser 2003C	5.500	06/01/18	A	5,000	5,125,300
Rev Ref Dept of Corrections State Prisions Ser
1993A(D)	5.000	12/01/19	A	5,000	4,952,850
California Statewide Communities Develop Auth.,
CHF Irvine LLC UCI East Campus	5.750	05/15/32	BAA2	1,230	965,845
Rev Reg Sr Living Presbyterian Homes Ser 2006A	4.875	11/15/36	BBB+	2,000	1,309,000
Rev Thomas Jefferson Sch. Law Ser. A	7.250	10/01/38	BB+	2,000	1,599,660

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
California (continued)
California Statewide Financing Auth.,
Rev Tobacco Settlement Asset Backed Bond 2002A	6.000	05/01/37	Baa3	2,500	$1,801,875
Rev Tobacco Settlement Asset Backed Bond 2002B	6.000	05/01/37	Baa3	4,000	2,883,000
California, State of,
GO Unltd.	5.125	04/01/23	A+	2,000	1,906,660
GO Unltd.	5.125	11/01/24	A+	1,000	943,290
GO Unltd. (D)	5.000	03/01/16	AA	12,510	12,883,423
GO Unltd. (D)	4.750	04/01/29	AAA	6,000	5,338,200
Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist No. 90 2 (G)	6.000	09/01/33	BB	750	558,608
Rev Spec Tax Cmty Facil Dist No. 90 2 (G)	5.875	09/01/23	BB	500	405,130
Center Unified School District,
Go Unltd Ref Cap Apprec Ser 1997C (D)	Zero	09/01/16	AA	2,145	1,468,939
Chula Vista Industrial Development Auth.,
Rev Ref Tax Alloc Bayfront Ser 2006B (G)	5.250	10/01/27	BB+	1,250	896,275
Cloverdale Community Development Agency,
Rev Tax Allocation Redev Proj (G)	5.500	09/01/38	BB+	3,000	1,999,560
Contra Costa County Public Financing Auth.,
Rev Ref Lease Various Cap Facil Ser 1999A (D)	5.000	06/01/28	AA	1,230	1,129,398
Corona Community Facilities District,
Rev Special Tax Escrow 97-2 (G)	5.875	09/01/23	BB+	1,205	950,998
East Side Unified High School District,
Santa Clara County GO Ultd Ref 2012 (D)	5.250	09/01/24	AAA	2,500	2,572,900
Folsom Public Financing Auth.,
Rev Ref Sub Bond Ser 2007B (G)	5.125	09/01/26	Baa1	1,000	692,650
Foothill Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01/15/25	BBB-	6,615	1,743,449
Rev Ref Toll Rd Cap Apprec	Zero	01/15/36	BBB-	30,000	2,984,100
Fresno Joint Powers Financing Auth.,
Rev Rev Ser 1994A (G)	6.550	09/02/12	A+	100	100,145
Fresno, City of,
Rev Swr Ser A 1 (D)	5.250	09/01/19	AA	1,000	1,030,650
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights Dist No. 1 (G)	6.200	09/01/32	BB	1,000	815,170
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06/01/33	AAA	2,760	2,964,516
Rev Asset Backed Bond Ser 2005A (D)	5.000	06/01/35	A	10,000	7,682,500
Imperial Irrigation Dist,
Elec Rev Ref Sys	5.000	11/01/33	A+	1,750	1,590,120
Inglewood Unified School District Facilities Financing
Auth.,
Rev Ref Bond (D)	5.250	10/15/26	AAA	5,000	4,913,150
Irvine, City of,
Rev Meadows Mobile Home Park Ser 1998A (G)	5.700	03/01/28	BBB-	3,975	3,058,286
Laguna Salada Union School District,
GO Unltd Ser 2000C (D)	Zero	08/01/26	AA	1,000	362,140
Lancaster School District,
Rev Ref Cert of Part Cap Apprec (D)	Zero	04/01/19	AAA	1,730	973,575
Rev Ref Cert of Part Cap Apprec (D)	Zero	04/01/22	AAA	1,380	618,240
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No. 2 Montecito
Ranch (G)	6.125	09/01/27	BB	1,200	918,780
Long Beach, City of,
Rev Ref Harbor Ser 1998A (D)	6.000	05/15/18	AA	2,660	2,685,350

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
California (continued)
Rev Spec Tax Cmty Facil Dist No. 6 Pike (G)	6.250	10/01/26	BB-	2,500	$2,056,975
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades Business Park Proj (G)	6.400	09/01/22	BB+	655	566,555
Los Angeles Department of Water & Power,
Power Systems A 1	5.250	07/01/38	AA-	2,000	1,866,520
Millbrae, City of,
Rev Magnolia of Millbrae Proj Ser 1997A (G)	7.375	09/01/27	BB	2,500	2,124,725
Modesto, City of,
Rev Spec Tax Cmnty Facs Dist No. 4-1 2 (G)	5.100	09/01/26	BB	3,000	2,071,140
New Haven Unified School District,
GO Unltd Cap Apprec Ser 1998B (D)	Zero	08/01/22	AA	14,200	5,913,164
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transmission Proj Ser 1990A (D)	7.000	05/01/13	AA	100	107,993
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj (D)	5.000	02/01/17	A	2,045	2,048,068
Orange, County of,
Rev Spec Assessment Imp Bond Act 1915 Ltd Oblig
(G)	5.750	09/02/33	BB	1,570	1,128,971
Oxnard, City of,
Rev Special Tax District No. 3 Seabridge (G)	5.000	09/01/35	BB	1,500	920,895
Paramount Unified School District,
GO Unltd Cap Apprec Bonds Ser 2001B (D)	Zero	09/01/25	AAA	4,735	1,715,254
Pasadena, City of,
Cert of Participation Ref Old Pasadena Parking Facil
Proj	6.250	01/01/18	AA+	920	1,021,117
Poway, City of,
Rev Ref Cmty Facil Dist No 88 1 Pkwy Business Ctr
(G)	6.750	08/15/15	BB	1,000	1,000,180
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil Dist No 1 (G)	6.700	09/01/30	BB	1,000	833,120
Ripon Redevelopment Agency,
Rev Ref Community Redevelopment Proj (D)	4.750	11/01/36	A3	1,700	1,198,568
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs Riverside County Ser
1993A	6.500	06/01/12	AA-	1,000	1,070,280
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser 1999A (G)	6.250	01/01/30	AA	4,975	5,195,790
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj Ser 1992B	6.875	08/01/24	AAA	350	415,051
Rev Ref Cert of Part Med Ctr Fin Proj (D)	5.500	08/01/17	AA	8,750	8,707,562
San Bruno Park School District,
GO Unltd Cap Apprec Ser 2008B (D)	Zero	08/01/21	AA	1,015	485,008
GO Unltd Cap Apprec Ser 2008B (D)	Zero	08/01/23	AA	1,080	445,889
San Diego County Water Auth.,
Rev Ref Cert (D)(M)(P)	7.666	04/22/09	AA+	400	413,096
San Diego Redevelopement Agency,
Rev Tax Alloc City Heights Proj Ser 1999A (G)	5.800	09/01/28	BB	1,395	1,041,493
Rev Tax Alloc City Heights Proj Ser 1999A (G)	5.750	09/01/23	BB	1,000	778,750
Rev Tax Alloc City Heights Proj Ser 1999B (G)	Zero	09/01/17	BB	1,600	809,680
Rev Tax Alloc City Heights Proj Ser 1999B (G)	Zero	09/01/18	BB	1,700	783,326
San Diego Unified School District,
GO Unltd Cap Apprec Ser 1999A (D)	Zero	07/01/21	AA	2,500	1,233,475
GO Unltd Election of 1998 Ser 2000B (D)	5.000	07/01/25	AA	2,450	2,548,441
San Francisco City & County Redevelopment Agency,

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)
Rev Cmnty Facil Dist No. 6 Mission Ser 2001A (G)	6.000	08/01/25	BB	2,500	$1,955,275
Rev Spec Tax Cmnty Facil Dist No. 6 Ser 2005A
(G)	5.150	08/01/35	BB	1,250	800,538
San Francisco State Building Auth.,
Rev Ref Lease Dept of Gen Serv Ser 1993A	5.000	10/01/13	A	2,145	2,259,329
San Joaquin Hills Transportation Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec Ser 1997A	5.750	01/15/21	BB-	5,000	4,012,500
Rev Toll Rd Sr Lien	Zero	01/01/14	AAA	5,000	4,188,200
Rev Toll Rd Sr Lien	Zero	01/01/22	AAA	6,500	3,361,865
San Joaquin, County of,
Cert of Part Ref County Admin Building (D)	5.000	11/15/29	AA	2,965	2,462,640
San Marcos Public Facilities Auth.,
Rev Sub Tax Increment Proj Area 3 Ser 1999A (G)	6.000	08/01/31	AA	1,305	1,371,933
San Mateo County Joint Power Auth.,
Rev Ref Lease Cap Proj Prog (D)	5.000	07/01/21	AA	1,815	1,643,410
Santa Ana Financing Auth.,
Rev Lease Police Admin & Hldg Facil Ser 1994A(D)	6.250	07/01/19	AA	1,790	1,868,080
Rev Lease Police Admin & Hldg Facil Ser 1994A(D)	6.250	07/01/24	AA	10,000	10,694,700
Rev Ref Mainplace Proj Ser 1998D (G)	5.600	09/01/19	BBB-	1,000	843,450
Santa Clara County Financing Auth.,
Rev Ref Lease Multiple Facil Proj Ser 2000B (D)	5.500	05/15/17	AA	6,000	6,263,820
Santa Fe Springs Community Development
Commission,
Rev Tax Alloc Cap Apprec Cons Redev Proj Ser
2006A (D)	Zero	09/01/20	AA	1,275	624,368
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No. 99 1 (G)	6.000	09/01/30	AA	500	580,220
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area No. 1 (G)	6.375	09/01/30	BB	1,490	1,209,448
Southern California Public Power Auth.,
Rev Natural Gas Proj No. 1 Ser 2007A	5.250	11/01/26	AA-	1,000	677,940
Rev Ref Southern Transm Proj (D)	Zero	07/01/13	Aa3	4,400	3,782,592
Tobacco Securitizaion Auth. Northern California,
Rev Asset Backed Bond Ser 2001A	5.375	06/01/41	AAA	1,000	1,085,750
Torrance, City of,
Ref Ref Hosp Torrance Mem Med Ctr Ser 2001A	5.500	06/01/31	A+	2,000	1,678,340
Turlock Health Facilities,
Rev Emanuel Med Ctr Ser 2007B	5.125	10/15/37	BBB+	2,500	1,694,575
Vallejo Sanitation & Flood Control District,
Rev Ref Cert of Part (D) (G)	5.000	07/01/19	AA	2,500	2,328,225
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion Plaza Proj	6.000	09/01/22	AA	3,000	3,064,590

Puerto Rico 10.94%					28,959,355
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Rev Inverse Floater (Gtd) (D)(M)(P)	8.883	07/01/11	AAA	7,500	8,959,800
Rev Sr Lien Ser 2008A (Zero to 7-1-11 then 6.125%)	Zero	07/01/24	BBB-	1,750	1,455,615
Rev Hosp De La Conception Ser 2000A	6.500	11/15/20	AA	500	506,275
Puerto Rico Highway & Transportation Auth.,
Ref Ser 1996Z (D)	6.250	07/01/14	AA	3,250	3,339,830
Ref Ser 1998A (D)	5.000	07/01/38	AA	190	135,715

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Puerto Rico (continued)
Puerto Rico Public Financing Corp.,
Rev Commonwealth Appropriation Ser 2002E	5.700	08/01/25	Aaa	2,500	$2,609,550
Puerto Rico, Commonwealth of,
GO Unltd	6.500	07/01/15	BBB-	6,000	6,202,080
Ser A	5.375	07/01/33	BBB-	2,000	1,559,140
Ser A	5.000	07/01/23	BBB-	5,000	4,191,350

Short Term Investments 0.70%					$1,840,000
(Cost $1,840,000)

Joint Repurchase Agreement 0.70%					1,840,000
Joint Repurchase Agreement with Barclays PLC
dated 11-28-08 at 0.15% to be repurchased at
$1,840,031 on 12/01/08, collateralized by
$1,826,552 U.S. Treasury Note, 3.625%, due
10/31/09 (valued at $1,876,800, including interest).
				1,840	1,840,000

Total investments (Cost $288,366,406)† 99.22%					$262,609,598

Other assets and liabilities, net 0.78%					$2,066,585

Total net assets 100.00%					$264,676,183

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments
Ambac Financial Group, Inc.	5.84
Financial Guaranty Insurance Company	4.37
Financial Security Assurance, Inc.	6.81
Municipal Bond Insurance Association	28.42

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) Inverse floater bond purchased on secondary market.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $288,408,601. Net unrealized depreciation aggregated $25,799,003, of which $7,217,902 related to appreciated investment securities and $33,016,905 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	-	-
Level 2 – Other Significant Observable Inputs	$262,609,598	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$262,609,598	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Risk and Uncertainties

State concentration risk
The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk
The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk
The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer’s have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, ranging from including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q1 11/08
1/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: January 23, 2009